Investment securities (Tables)	12 Months Ended
Dec. 31, 2025
Securities and other financial assets, net
Schedule of All Securities and Other Financial Assets
Investment securities are presented as follows:

December 31, 2025	Amortized cost	FVOCI (1)	Total
Principal	1,345,742	68,892	1,414,634
Interest receivable	14,755	584	15,339
Gross amount	1,360,497	69,476	1,429,973
Loss allowance (1)	(983)	—	(983)
Total	1,359,514	69,476	1,428,990

December 31, 2024	Amortized cost	FVOCI (1)	Total
Principal	1,090,577	98,748	1,189,325
Interest receivable	13,178	738	13,916
Gross amount	1,103,755	99,486	1,203,241
Loss allowance (1)	(1,311)	—	(1,311)
Total	1,102,444	99,486	1,201,930
(1) As of December 31, 2025 and 2024, the loss allowance for securities at FVOCI for $16 thousand and $23 thousand, respectively are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Schedule of All Securities and Other Financial Assets by Contractual Maturity
Securities by contractual maturity are shown in the following table:

December 31, 2025	Amortized cost	FVOCI	Total
Due within 1 year	372,910	55,540	428,450
After 1 to 5 years	951,261	13,352	964,613
After 5 to 10 years	21,571	—	21,571
Balance - principal	1,345,742	68,892	1,414,634

December 31, 2024	Amortized cost	FVOCI	Total
Due within 1 year	223,174	30,029	253,203
After 1 to 5 years	838,893	68,719	907,612
After 5 to 10 years	28,510	—	28,510
Balance - principal	1,090,577	98,748	1,189,325

Schedule of Securities Pledge to Secure Repurchase Transactions
The following table includes the securities pledged to secure repurchase transactions (see Note 18):

	December 31,
	2025	2024
Securities pledged to secure repurchase transactions	147,480	239,046

Securities sold under repurchase agreements	(130,509)	(214,035)